Schedule of changes in allowance for expected credit loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Trade and other current receivables [abstract]
Balance at the beginning of the year	₨ 554,726	₨ 486,254
Provisions accrued during the year	178,342	93,000
Amount written off during the year	(54,486)	(28,919)
Provision moved from allowance for doubtful advances	5,602
Effect of movement in exchange rate	3,327	4,391
Balance at the end of the year	₨ 687,511	₨ 554,726